                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                                Amendment No.

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2002
                                                ------------------

Check here if Amendment [ ]; Amendment Number:
                                              ------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [X] adds new holdings
                                        entries.

Institutional Investment Manager Filing this Report:

Name:    Staley Capital Advisers, Inc.
         ---------------------------------
Address: Suite 3950
         ---------------------------------
         One Oxford Centre
         ---------------------------------
         Pittsburgh, PA 15219
         ---------------------------------

Form 13F File Number:  28-
                          -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Staley, IV
         --------------------------------
Title:   President
         --------------------------------
Phone:   412 394-1292
         --------------------------------

Signature, Place, and Date of Signing:

/s/ John A. Staley         Pittsburgh, PA                November 13, 2002
----------------------     --------------------------    -----------------
[Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-
        -----------                 -------------------------------
     [Repeat as necessary.]

     None

                             Form 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                      0
                                             ------------------

Form 13F Information Table Entry Total:                53
                                             ------------------

Form 13F Information Table Value Total:           $96,778
                                             ------------------
                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.      Form 13F File Number       Name

         28-
-----       -------------           ---------------------------------

[Repeat as necessary.]

                         Staley Capital Advisers, Inc.
                                    FORM 13F
                               THIRD QUARTER 2002
                               September 30, 2002



                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTERNA CORP.                  COM              268140100    1143   2857949 SH       Sole                  2857949
ADELPHIA COMMUNICATIONS        COM              006848105     137   1053000 SH       Sole                  1053000
ALLIED WASTE INDUSTRIES INC    COM              019589308    2969    404000 SH       Sole                   404000
AMPHENOL CORP.                 COM              032095101   10620    342575 SH       Sole                   342575
AT&T CORP.                     COM              001957109     184     15311 SH       Sole                    15311
AT&T WIRELESS                  COM              00209A106      89     21591 SH       Sole                    21591
BERKSHIRE HATHAWAY             COM                            249       101 SH       Sole                      101
CENDANT CORP                   COM              151313103   10279    955300 SH       Sole                   955300
CONSOLIDATED GRAPHICS, INC.    COM              209341106     175     10000 SH       Sole                    10000
CORNING, INC.                  COM              219350105      46     28800 SH       Sole                    28800
DECISIONONE CORP NEW           COM              243458106     952     74013 SH       Sole                    74013
DYNEGY, INC.                   COM              26816Q101     383    330000 SH       Sole                   330000
FAIRFAX FINANCIAL HOLDINGS     COM              303901102    1494     20000 SH       Sole                    20000
FISHER SCIENTIFIC              COM              338032204   11726    386350 SH       Sole                   386350
FORD MOTOR CO.                 COM              345310100     673     68692 SH       Sole                    68692
GENERAL MOTORS                 COM              370442105     312      8019 SH       Sole                     8019
HEARTLAND TECHNOLOGIES         COM              421979105       0     20000 SH       Sole                    20000
HEINZ H.J. CO.                 COM              423074103     838     25125 SH       Sole                    25125
J.P. MORGAN CHASE              COM              46625H100     906     47700 SH       Sole                    47700
KINDER MORGAN ENERGY PRTNRS. L COM              494550106     607     19000 SH       Sole                    19000
LIBERTY MEDIA                  COM              530718105    5481    763400 SH       Sole                   763400
LUCENT TECHNOL.                COM              549463107      19     25481 SH       Sole                    25481
MERCK & CO. INC.               COM              589331107     772     16900 SH       Sole                    16900
METROMEDIA INTL. GROUP         COM              591695101     142   2834800 SH       Sole                  2834800
NEXTWAVE TELECOM INC.-CL B     COM              65332M103    1708   1220000 SH       Sole                  1220000
PHARMACEUTICAL HOLDRs TRUST    COM              71712A206    3261     47200 SH       Sole                    47200
PHILIP MORRIS COMPANIES INC    COM              718154107     256      6600 SH       Sole                     6600
POLYMER GROUP                  COM              731745105     250   1923600 SH       Sole                  1923600
PRIMEDIA INC.                  COM              74157K101    1805   1298500 SH       Sole                  1298500
PROCURENET INC RSTD            COM                             66    438515 SH       Sole                   438515
PSS WORLD MEDICAL INC.         COM              69366A100    2992    450000 SH       Sole                   450000
RJ REYNOLDS TOBACCO HDS.       COM              76182K105     202      5000 SH       Sole                     5000
ROYAL DUTCH PETROLEUM          COM              780257804    1034     25750 SH       Sole                    25750
SPRINT CORP.                   COM              852061100     249     27300 SH       Sole                    27300
TOKHEIM CORP                   COM              889073201      31    194561 SH       Sole                   194561
TWINLAB CORP                   COM              901774109     132    407500 SH       Sole                   407500
TYCO INTERNAT.                 COM              902124106     726     51500 SH       Sole                    51500
VERIZON COMM.                  COM              92343V104     711     25907 SH       Sole                    25907
WASTE MGMT. INC                COM              94106L109    9526    408500 SH       Sole                   408500
WILLIAMS COS INC.              COM              969457100     547    242050 SH       Sole                   242050
JOHN HANCOCK BANK & THRIFT     MUTUAL           409735107     589  77500.00 SH       Sole                 77500.00
iSHARES RUSSELL 1000 GROWTH    MUTUAL           464287614    7219 210600.00 SH       Sole                210600.00
iSHARES RUSSELL 2000 GROWTH    MUTUAL           464287648     224   6000.00 SH       Sole                  6000.00
ALL AMERICAN TERM TRUST INC.   BOND             016440109    4757 394800.00 SH       Sole                394800.00
BLACKROCK INV. QUALITY TERM 20 BOND             09247J102     831  87500.00 SH       Sole                 87500.00
BLACKROCK STRATEGIC TERM       BOND             09247P108    3550 357815.22 SH       Sole                357815.22
MFS INTERMEDIATE INCOME TRUST  BOND             55273C107    1965 274479.77 SH       Sole                274479.77
NATIONS GOVT. TERM 2004        BOND             638584102     102  10000.00 SH       Sole                 10000.00
PUTNAM MASTER INTERM. INCOME   BOND             746909100     924 144797.98 SH       Sole                144797.98
TCW/DW TERM TRUST 2003         BOND             87234U108    1995 184692.44 SH       Sole                184692.44
BLACKROCK MUNI TARGET TRUST    TAX-FREE         09247M105     165     15000 SH       Sole                    15000
NUVEEN PA. PREMIUM INCOME      TAX-FREE         67061F101     423     27913 SH       Sole                    27913
VAN KAMPEN PA. VALUE           TAX-FREE         92112T108     340     20600 SH       Sole                    20600

REPORT SUMMARY                 53 DATA RECORDS               96778            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED.